Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Entity Registrant Name	111, Inc.
Entity File Number	001-38639
Entity Address, Address Line One	3-4/F, No.295 ZuChongZhiRoad,
Entity Address, Address Line Two	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201203
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Entity Central Index Key	0001738906
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shanghai, the People’s Republic of China
Business Contact
Document Information [Line Items]
Contact Personnel Name	Junling Liu
Entity Address, Address Line One	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201203
Entity Address, Country	CN
Contact Personnel Email Address	junling @111.com.cn
City Area Code	+86
Local Phone Number	21 2053-6666
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00005 per share*
Trading Symbol	YI
Security Exchange Name	NASDAQ
ADS
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (one American depositary share representing two Class A ordinary shares, par value US$0.00005 per share)
Trading Symbol	YI
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	171,044,214
Common Stock [Member] | Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	99,044,214
Common Stock [Member] | Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	72,000,000